Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2025
Registrant Name	dei_EntityRegistrantName	Russell Investments Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0002042513
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2025
Prospectus Date	rr_ProspectusDate	Apr. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A